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       SOY INK
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SCUDDER
PURE NO-LOAD(TM) FUNDS       [SCUDDER LOGO]

A Collection Of
Prospectuses
For Five
Scudder U.S. Stock
Funds

This Outer Cover Not Part of Prospectus

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following open-end funds: Scudder Classic Growth Fund, Scudder Large Company Growth Fund and Scudder Growth and Income Fund, each a diversified series of Scudder Investment Trust; and Scudder Large Company Value Fund and Scudder Value Fund, each a diversified series of Scudder Equity Trust. Please retain it for future reference.


If you require more detailed information, Statements of Additional Information dated January 1, 1998 for Scudder Classic Growth Fund; February 1, 1998 for Scudder Large Company Value Fund and Scudder Value Fund; March 1, 1998 for Scudder Large Company Growth Fund; and May 1, 1997 for Scudder Growth and Income Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 9.

-----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
-----------------------------

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       SOY INK
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SCUDDER  [SCUDDER LOGO]

Scudder Classic Growth Fund
---------------------------------
January 1, 1998

Scudder Large Company Value Fund
---------------------------------
February 1, 1998

Scudder Value Fund
---------------------------------
February 1, 1998


Scudder Large Company
Growth Fund
---------------------------------
March 1, 1998

Scudder Growth and Income Fund
---------------------------------
May 1, 1997
as supplemented February 10, 1998


Five pure no-load(TM) (no sales charges) mutual funds offering a broad range of investment objectives.

-----------------------------
Expense information
-----------------------------

--------------------------------------------------------------------------------
How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in the Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's share's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in a Fund for various transactions.

                                             Scudder    Scudder
                                             Classic     Large      Scudder
                                              Growth    Company      Value
                                               Fund    Value Fund     Fund
                                               ----    ----------     ----
    Sales commissions to purchase shares
    (sales load)                               NONE       NONE        NONE
    Commissions to reinvest dividends          NONE       NONE        NONE
    Redemption fees payable to the Fund        NONE*      NONE*       NONE*
    Fees to exchange shares                    NONE       NONE        NONE

2) Annual Fund operating expenses: Expenses paid by a Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal year ended August 31, 1997 for Scudder Classic Growth Fund and for the fiscal year ended September 30, 1997 for Scudder Large Company Value Fund and Scudder Value Fund.

    Investment management fee (after waiver)   0.00%+     0.64%       0.70%**
    12b-1 fees                                 NONE       NONE        NONE
    Other expenses (after reimbursements)      1.25%+     0.29%       0.58%
                                               -----      -----       -----
    Total operating expenses (after waiver
    and reimbursements)                        1.25%+     0.93%       1.28%**
                                               =====      =====       =====

Example

Based on the level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, each Fund has no redemption fees of any kind.)

             One Year                           $13       $ 9         $13
             Three Years                         40        30          41
             Five Years                          69        51          70
             Ten Years                          151       114         155

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information regarding each Fund, please refer to "Transaction information--Redeeming shares."

+ Until April 15, 1998, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees and expenses payable by Scudder Classic Growth Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive and reimburse all or portions of their fees and expenses, Fund expenses would have been: investment management fee 0.70%, other expenses 1.55% and total operating expenses 2.25% for the fiscal period ended August 31, 1997.

** Until July 31, 1997, the Adviser waived a portion of its investment management fee to the extent necessary so that the total annualized expenses of Scudder Value Fund did not exceed 1.25% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended September 30, 1997 absent such waiver.

--------------------------------------------------------------------------------


--
2

--------------------------
 Expense information
--------------------------

--------------------------------------------------------------------------------
How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in the Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in a Fund for various transactions.

                                                                       Scudder
                                                           Scudder     Growth
                                                            Large       and
                                                           Company     Income
                                                         Growth Fund    Fund
                                                         -----------    ----
    Sales commissions to purchase shares (sales load)       NONE        NONE
    Commissions to reinvest dividends                       NONE        NONE
    Redemption fees                                         NONE*       NONE*
    Fees to exchange shares                                 NONE        NONE

2) Annual Fund operating expenses: Expenses paid by a Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal years ended October 31, 1997 for Scudder Large Company Growth Fund and December 31, 1996 for Scudder Growth and Income Fund.


    Investment management fee                               0.70%       0.49%
    12b-1 fees                                              NONE        NONE
    Other expenses                                          0.51%       0.29%
                                                            -----       -----
    Total Fund operating expenses                           1.21%       0.78%
                                                            =====       =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, each Fund has no redemption fees of any kind.)


   One year                                                    $12         $ 8
   Three years                                                  38          25
   Five years                                                   66          43
   Ten years                                                   147          97


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

--------------------------------------------------------------------------------


                                                                              --

--------------------------
 Financial highlights
--------------------------

Scudder Classic Growth Fund
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                  For the Period
                                                                                September 9, 1996
                                                                                   (commencement
                                                                                  of operations)to
                                                                                  August 31, 1997
------------------------------------------------------------------------------------------------
                                                                                ----------------
Net asset value, beginning of period .........................................   $     12.00
                                                                                ----------------
Income from investment operations:

Net investment income ........................................................           .06
Net realized and unrealized gain on investments ..............................          5.36
                                                                                ----------------
Total from investment operations .............................................   $      5.42
                                                                                ----------------
Less distributions from net investment income ................................          (.04)
                                                                                ----------------
Net asset value, end of period ...............................................   $     17.38
------------------------------------------------------------------------------------------------
Total Return (%) (b) .........................................................         45.20**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................................          53.2
Ratio of operating expenses, net to average daily net assets (%) .............          1.25*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%) ............................................          2.25*
Ratio of net investment income to average daily net
  assets (%) .................................................................           .43*
Portfolio turnover rate (%) ..................................................          27.4*
Average commission rate paid .................................................   $     .0378

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced .
*   Annualized
**  Not annualized

--------------------------------------------------------------------------------


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4

--------------------------
Financial highlights
--------------------------

Scudder Large Company Value Fund
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated September 30, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                  Years Ended September 30,

                           1997(a)*        1996        1995        1994        1993(c)        1992        1991
------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of         ------------------------------------------------------------------------------------------
   period ............   $  22.64        $  22.92    $  19.54    $  23.06    $  19.12       $  19.30    $  14.77
Income from             ------------------------------------------------------------------------------------------
   investment
   operations:
Net investment
   income (loss) .....        .38             .36         .13        (.02)        .06            .12         .20
Net realized and
   unrealized gain
   (loss) on
   investment
   transactions ......       8.60            2.94        3.98        (.88)       5.23            .90        6.05
Total from
   investment           ------------------------------------------------------------------------------------------
   operations ........       8.98            3.30        4.11        (.90)       5.29           1.02        6.25
Less distributions      ------------------------------------------------------------------------------------------
   from:
Net investment
   income ............       (.16)           (.08)         --          --        (.10)          (.22)       (.37)
Net realized gains
   on investment
   transactions ......      (2.48)          (3.50)       (.73)      (2.62)      (1.25)          (.98)      (1.35)
                        ------------------------------------------------------------------------------------------
Total distributions ..      (2.64)          (3.58)       (.73)      (2.62)      (1.35)         (1.20)      (1.72)
Net asset value,        ------------------------------------------------------------------------------------------
   end of               ------------------------------------------------------------------------------------------
   period ............   $  28.98        $  22.64    $  22.92    $  19.54    $  23.06       $  19.12    $  19.30
------------------------------------------------------------------------------------------------------------------
Total Return (%) .....      43.06           15.94       21.96       (4.72)      28.83           5.61       45.85
Ratios and
   Supplemental Data
Net assets, end of
   period
   ($ millions) ......      2,213           1,651       1,492       1,338       1,387          1,054       1,058
Ratio of operating
   expenses to
   average daily
   net assets (%) ....        .93             .92         .98         .97         .96            .98        1.04
Ratio of net
   investment
   income (loss)
   to average daily
   net assets (%) ....       1.51            1.62         .62        (.12)        .22            .57        1.24
Portfolio turnover
   rate (%) ..........      43.02           150.7       153.6        75.8        92.2           92.4        93.2
Average commission
   rate paid (d) .....   $  .0562        $  .0533    $     --    $     --    $     --       $     --    $     --

                          1990           1989        1988
-----------------------------------------------------------
Net asset value,
   beginning of       -------------------------------------
   period ............  $  22.30       $  16.10    $  20.41
Income from           -------------------------------------
   investment
   operations:
Net investment
   income (loss) .....       .30(b)         .21         .09
Net realized and
   unrealized gain
   (loss) on
   investment
   transactions ......     (6.22)          6.61       (1.82)
Total from
   investment         -------------------------------------
   operations ........     (5.92)          6.82       (1.73)
Less distributions    -------------------------------------
   from:
Net investment
   income ............      (.16)          (.07)       (.20)
Net realized gains
   on investment
   transactions ......     (1.45)          (.55)      (2.38)
                      -------------------------------------
Total distributions ..     (1.61)          (.62)      (2.58)
Net asset value,      -------------------------------------
   end of             -------------------------------------
   period ............  $  14.77       $  22.30    $  16.10
-----------------------------------------------------------
Total Return (%) .....    (28.20)         44.05       (5.61)
Ratios and
   Supplemental Data
Net assets, end of
   period
   ($ millions) ......       712          1,013         491
Ratio of operating
   expenses to
   average daily
   net assets (%) ....       .94            .88         .95
Ratio of net
   investment
   income (loss)
   to average daily
   net assets (%) ....      1.56           1.22         .63
Portfolio turnover
   rate (%) ..........      87.9           55.7        48.5
Average commission
   rate paid (d) .....  $     --       $     --    $     --


(a) Based on monthly average shares outstanding during the period.
(b) Net investment income per share includes nonrecurring dividend income amounting to $.14 per share.
(c) Effective October 1, 1992, the Fund discontinued using equalization accounting.
(d) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after September 30, 1996.

* On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund.
--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 Financial highlights
---------------------------------------

--------------------------------------------------------------------------------
Scudder Value Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated September 30, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                                                                         For the
                                                                                                         Period
                                                                                                      December 31,
                                                                                                          1992
                                                                                                      (commencement
                                                                                                           of
                                                                                                       operations)
                                                                                                      to September
                                                              Years Ended September 30,                    30,
                                                 1997(a)         1996          1995         1994          1993
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........   $17.52         $15.87        $13.08        $13.38        $12.00
                                                ----------------------------------------------------------------
Income from investment operations:
Net investment income ........................      .34            .21           .18           .13           .10
Net realized and unrealized gain on
   investments ...............................     7.22           2.40          2.86           .11          1.28
                                                ----------------------------------------------------------------
Total from investment operations .............     7.56           2.61          3.04           .24          1.38
Less distributions from:                        ----------------------------------------------------------------
Net investment income ........................     (.07)          (.04)         (.12)         (.11)           --
Net realized gains on investment
   transactions ..............................    (1.48)          (.92)         (.13)         (.43)           --
                                                ----------------------------------------------------------------
Total distributions ..........................    (1.55)          (.96)         (.25)         (.54)           --
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
Net asset value, end of period ...............   $23.53         $17.52        $15.87        $13.08        $13.38
-----------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .........................    45.80          17.18         23.62          1.88         11.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......      298             89            68            35            29
Ratio of operating expenses, net to average
   daily net assets (%) ......................     1.24           1.25          1.25          1.25          1.25*
Ratio of operating expenses before expense
   reductions, to average daily
   net assets (%) ............................     1.28           1.31          1.44          1.61          2.16*
Ratio of net investment income to average
   daily net assets (%) ......................     1.67           1.34          1.57          1.16          1.56*
Portfolio turnover rate (%) ..................    47.40           90.8          98.2          74.6          60.8*
Average commission rate paid (c) .............   $.0577         $.0577        $   --        $   --         $  --

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
*   Annualized
**  Not annualized
--------------------------------------------------------------------------------


--
6

---------------------------------------
 Financial highlights
---------------------------------------

Scudder Large Company Growth Fund
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

The Fund changed its name from Scudder Quality Growth Fund on March 1, 1997. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                         For the
                                                                                                         Period
                                                                                                         May 15,
                                                                                                          1991
                                                                                                     (commencement
                                                                                                            of
                                                                                                       operations)
                                                                                                            to
                                                          Years Ended October 31,                        October
                                                                                                           31,
                                     1997 (a)   1996 (a)      1995       1994       1993       1992       1991
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       --------------------------------------------------------------------------
   period ........................   $ 21.19    $ 18.44    $ 16.17    $ 16.42    $ 15.30    $ 13.65    $ 12.00
Income from investment operations:  --------------------------------------------------------------------------
Net investment income (loss) .....      (.01)       .08        .11        .16        .06        .02        .03
Net realized and unrealized gain
   (loss) on investments .........      5.69       3.41       3.40       (.09)      1.09       1.68       1.62
                                    --------------------------------------------------------------------------
Total from investment operations..      5.68       3.49       3.51        .07       1.15       1.70       1.65
Less distributions from:            --------------------------------------------------------------------------
Net investment income ............        --       (.14)      (.15)      (.08)      (.03)      (.03)        --
Net realized gains on investment
   transactions ..................     (1.77)      (.60)     (1.09)      (.24)        --       (.02)        --
                                    --------------------------------------------------------------------------
Total distributions ..............     (1.77)      (.74)     (1.24)      (.32)      (.03)      (.05)        --
                                    --------------------------------------------------------------------------
                                    --------------------------------------------------------------------------
Net asset value, end of period ...   $ 25.10    $ 21.19    $ 18.44    $ 16.17    $ 16.42    $ 15.30    $ 13.65
--------------------------------------------------------------------------------------------------------------
Total Return (%) .................     28.84      19.49      23.78        .39       7.49      12.47      13.75**
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..................       288        221        173        113        126        101         30
Ratio of operating expenses net,
   to average daily net
   assets (%) ....................      1.21       1.07       1.17       1.25       1.20       1.25       1.25*
Ratio of operating expenses
   before expense reductions, to
   average daily net assets (%) ..      1.21       1.07       1.17       1.25       1.20       1.40       2.67*
Ratio of net investment income
   (loss) to average daily
   net assets (%) ................      (.05)       .41        .71        .96        .39        .24        .83*
Portfolio turnover rate (%) ......      67.9       68.8       91.6      119.7      111.4       27.4       11.5*
Average commission rate paid (b)..   $ .0546    $ .0551    $    --    $    --    $    --    $    --    $    --

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after September 1, 1995.
*   Annualized
**  Not annualized
--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 Financial highlights
---------------------------------------

Scudder Growth and Income Fund

   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                Years Ended December 31,

                            1996(d)    1995      1994      1993(b)    1992        1991       1990       1989       1988       1987
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of            --------------------------------------------------------------------------------------------------------
   period ..............    $20.23    $16.26    $17.24     $16.20    $15.76      $12.77     $14.14     $13.18     $12.31     $15.02
Income from investment     --------------------------------------------------------------------------------------------------------
   operations:
Net investment income ..       .60       .55       .49        .49       .57         .57        .65        .67        .60        .68
Net realized and
   unrealized gain
   (loss) on investment
   transactions ........      3.84      4.46      (.05)      2.01       .90        2.97      (1.01)      2.75        .86       (.07)
Total from investment      --------------------------------------------------------------------------------------------------------
   operations ..........      4.44      5.01       .44       2.50      1.47        3.54       (.36)      3.42       1.46        .61
Less distributions from:   --------------------------------------------------------------------------------------------------------
Net investment income ..      (.57)     (.56)     (.51)      (.45)     (.53)       (.55)      (.67)      (.69)      (.59)      (.68)
Net realized gains on
   investment
   transactions ........      (.87)     (.48)     (.91)     (1.01)     (.50)         --       (.34)     (1.77)        --      (2.64)
                           --------------------------------------------------------------------------------------------------------
Total distributions ....     (1.44)    (1.04)    (1.42)     (1.46)    (1.03)       (.55)     (1.01)     (2.46)      (.59)     (3.32)
                           --------------------------------------------------------------------------------------------------------
Net asset value,           --------------------------------------------------------------------------------------------------------
   end of period .......    $23.23    $20.23    $16.26     $17.24    $16.20      $15.76     $12.77     $14.14     $13.18     $12.31
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .......     22.18     31.18      2.60      15.59      9.57       28.16      (2.33)     26.36      12.01       3.50
Ratios and Supplemental
   Data
Net assets, end of
   period ($ millions)..     4,186     3,061     1,992      1,624     1,166         723        491        490        402        392
Ratio of operating
   expenses to average
   net assets (%) ......       .78       .80       .86        .86       .94(a)      .97        .95        .87        .92        .89
Ratio of net investment
   income to average
   net assets (%) ......      2.77      3.10      2.98       2.93      3.60        4.03       5.03       4.47       4.63       4.24
Portfolio turnover
   rate (%) ............      26.6      26.9      42.3       35.5      27.5        44.7       64.7       76.6       47.6       59.5
Average commission rate
   paid (c) ............    $.0572   $    --   $    --    $    --   $    --     $    --    $    --    $    --    $    --    $    --

(a) The Adviser did not impose a portion of its management fee amounting to $.02 per share for the year ended December 31, 1992. If all expenses, including the management fee not imposed, had been incurred by the Fund, the annualized ratio of expenses to average net assets for such year would have been 1.08% and the total return would have been lower. This ratio includes costs associated with the acquisition of certain assets of Niagara Share Corporation on July 27, 1992; exclusive of these charges the ratio would have been .92%.
(b) Effective January 1, 1993, the Fund discontinued using equalization accounting.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after September 1, 1995.
(d) Based on monthly average shares outstanding during the period.
--------------------------------------------------------------------------------


--
8

---------------------------------------
A message from the President
---------------------------------------

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani

Edmond D. Villani, President and CEO,
Scudder Kemper Investments, Inc.

---------------------------------------
 Scudder Mutual Funds
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o   Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds by investing primarily in common stocks of medium- to large-sized U.S. companies.

o Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

o Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

o Scudder Large Company Growth Fund seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

o Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income.

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 Contents
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Investment characteristics ...............................................   13
Scudder Classic Growth Fund ..............................................   13
Scudder Large Company Value Fund .........................................   15
Scudder Value Fund .......................................................   16
Scudder Large Company Growth Fund ........................................   18
Scudder Growth and Income Fund ...........................................   19
Investment experience ....................................................   20
Additional information about policies
   and investments .......................................................   21
Distribution and performance information .................................   27
Fund organization ........................................................   28
Transaction information ..................................................   30
Shareholder benefits .....................................................   34
Purchases ................................................................   38
Exchanges and redemptions ................................................   39
Investment products and services
How to contact Scudder ...................................................   46


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---------------------------------------
 Investment characteristics
---------------------------------------

Scudder Classic Growth Fund, Scudder Large Company Value Fund, Scudder Value Fund, Scudder Large Company Growth Fund and Scudder Growth and Income Fund (the "Funds") are mutual funds advised by Scudder Kemper Investments, Inc. (the "Adviser"). The prospectuses of the five Funds are presented together here so that you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that a Fund's objectives will be met.


---------------------------------------
 Scudder Classic Growth Fund
---------------------------------------

Investment objectives and policies

Scudder Classic Growth Fund, a series of Scudder Investment Trust, seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of the financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

Investments

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Fund's investment Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium- to large-sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, traded over-the-counter. Also, the Fund may enter into repurchase agreements, reverse repurchase agreements, invest in illiquid


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10
and restricted securities and engage in strategic transactions.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses. More information about investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

Scudder Classic Growth Fund invests principally in the common stock of seasoned, financially-sound, medium- to large-sized U.S. companies with strong competitive positions in their industries. This broadly diversified portfolio seeks to take advantage of the Adviser's extensive research capabilities to locate companies displaying the potential for continuing strong growth in earnings, yet with common stocks available at reasonable prices. The Fund uses an investment style that was originally designed for individual clients of the Adviser who wanted long-term growth of capital without the volatility of more aggressive growth funds. Rooted in the investment practices and accumulated experience of the Adviser's 75+ years of investing, this investment approach to growth stock investing seeks out companies which, in the opinion of the Adviser, have a history of, and the potential for, consistent and strong corporate earnings, and whose future growth will be supported by quality management, a differentiated business franchise, and competitive strength. This Fund will pursue long-term growth opportunities while seeking to reduce the overall impact of fluctuations in the stock market and individual security price volatility. Indeed, one of the Fund's objectives is to keep its share price more stable than that of other growth funds.

The Fund is intended to be a core equity component of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the Fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this Fund seeks long-term growth, but with less share price volatility than other growth funds.

---------------------------------------
 Scudder Large Company
 Value Fund
---------------------------------------

Investment objective and policies

Scudder Large Company Value Fund, a diversified series of Scudder Equity Trust, seeks to maximize long-term capital appreciation through a value-driven investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital appreciation, preferred stocks. Additionally, the Fund may invest in debt securities, repurchase agreements, convertible securities, rights, warrants, and illiquid and restricted securities and may engage in strategic transactions as described under "Investment restrictions."


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Investments

The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies, i.e. those with $1 billion or more in total market capitalization.

The Fund's investment flexibility enables it to pursue investment value in all sectors of the stock market, including:

o companies that generate or apply new technologies, new and improved distribution techniques or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

o companies that own or develop natural resources, such as energy exploration companies;

o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunications companies;

o foreign companies, including those in countries with more rapid economic growth than the U.S.;

o companies whose earnings are temporarily depressed and are currently out of favor with most investors.

For temporary defensive purposes, the Fund may invest without limit in debt securities, short-term indebtedness, cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. More information about these investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

The Fund uses a value-based investment approach to purse a range of investment opportunities, principally among larger, established U.S. companies. Given this approach, the Fund may be appropriate as a core investment holding for retirement or other long-term goals.

In seeking capital appreciation, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise.

Market misconceptions, temporary bad news, and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. Accordingly, the prices of such securities can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential. These "undervalued" securities can provide the opportunity for above-average market performance.

---------------------------------------
 Scudder Value Fund
---------------------------------------

Investment objective and policies

Scudder Value Fund, a diversified series of Scudder Equity Trust, seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests in the securities of companies that, in the opinion of the Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index.

The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.


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12

Investments

The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change.

The current share price or other valuation measures of these companies may not reflect their business potential because investors may perform incomplete analyses, have limited time horizons, or allow emotions to influence their investment decisions. Other similar factors can also influence short-term market behavior. The Adviser's quantitative approach is designed to help avoid these pitfalls.

While a broad range of investments is considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.

While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its assets in debt obligations, including zero coupon securities and commercial paper and may enter into repurchase agreements. In addition, the Fund may engage in strategic transactions and invest in illiquid and restricted securities. See "Additional information about policies and investments" for more information about these investment techniques.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. More information about these investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

Scudder Value Fund provides investors with convenient, low-cost access to a diversified portfolio of stocks believed to be undervalued by the Adviser. The Fund invests predominantly in the equity securities of financially sound U.S. companies. These companies tend to have below-market price-earnings ratios yet, in the opinion of the Adviser, will reward investors with above-average appreciation over time.

The Fund is distinctive in the manner in which it combines systematic valuation techniques with intensive, traditional fundamental research. The Adviser's proprietary computer-based valuation model was developed and tested over several years before being first implemented in 1987. In addition to identifying undervalued securities, the quantitative model also provides the discipline required to sell appreciated securities as their prices rise to reflect their earnings potential. The model relies on the Adviser's independent equity research effort for estimates of future earnings and dividend growth and proprietary quality ratings, an important measure of risk. The Adviser maintains one of the largest equity research departments in the industry and has done so for more than 60 years. The Adviser also oversees separately managed institutional assets using this price-sensitive approach.

The Fund is appropriate for investors who understand the risks of stock market investing.


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                                                                              13
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Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can serve as a core component of an investment program that includes money market, bond and specialized equity investments. Moreover, growth portfolios and value portfolios generally do not move in tandem, so adding the Fund to your portfolio of growth stocks or growth mutual funds should increase diversification and reduce investment risk.

---------------------------------------
 Scudder Large Company
 Growth Fund
---------------------------------------

Investment objective and policies

Scudder Large Company Growth Fund, a diversified series of Scudder Investment Trust, seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Fund's securities should provide regular dividends which are expected to grow over time.


The Fund's equity investments consist of common stocks, preferred stocks, securities convertible into common stocks, rights and warrants of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index (S&P 500). The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.


The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

Investments

The Fund invests primarily in the equity securities issued by large-sized domestic companies that offer above-average appreciation potential. In seeking such investments, the Adviser invests in companies with the following characteristics:

o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

o companies that are in a strong financial position with high credit standings and profitability;

o companies with important business franchises, leading products or dominant marketing and distribution systems;

o   companies guided by experienced, motivated management;

o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a


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14
position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. The Fund also may invest in foreign securities, repurchase agreements, reverse repurchase agreements, and may engage in strategic transactions. In addition, the Fund may invest, to a limited extent, in illiquid or restricted securities.


The Fund invests at least 65% of its total assets in the equity securities of large U.S. growth companies, i.e., those with total market capitalization of $1 billion or more. The Fund looks for companies with above-average financial quality.

When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

More information about investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

The Fund provides investors with convenient and low-cost access to a diversified equity portfolio involving seasoned, financially-strong U.S. growth companies. The Fund's investment strategy is to acquire the equity securities of well-managed large- and medium-sized companies, primarily located in the U.S., which have established records of above-average earnings growth and are judged to have potential for the future. The Adviser believes that companies with relatively consistent and above-average rates of growth will be rewarded by the market with higher stock prices over time and investment returns in excess of the market as a whole. Also, while the business results of such companies will be affected by slowdowns in economic growth, they should be less affected by adverse business conditions than more leveraged or cyclical companies.

The Fund is only appropriate for those investors who understand and can accept the risks of stock market investing. While the Fund emphasizes the securities of companies with above-average growth and quality characteristics, movements in the overall stock market will affect the Fund's price. The Adviser, however, attempts to lessen the effects of stock market fluctuation through portfolio diversification and disciplined security selection. The Adviser has been involved in quality growth investing for over 20 years.

While the Fund is broadly diversified, it does not, in itself, represent a complete investment program. Nonetheless, because of its emphasis on quality growth companies, the Fund may be appropriate as a core equity component of an investment portfolio containing money market, bond and more specialized equity investments.

---------------------------------------
 Scudder Growth and Income
 Fund
---------------------------------------

Investment objective and policies

Scudder Growth and Income Fund, a diversified series of Scudder Investment Trust, seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities for investment considerations and not for trading purposes.

Investments

The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and


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                                                                              15
securities convertible into common stocks. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.
The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment Adviser feels such a position is advisable in light of economic or market conditions, the Fund may invest, without limit, in cash and cash equivalents. It is impossible to predict for how long such alternative strategies will be utilized. The Fund may invest in foreign securities and in repurchase agreements. It may also loan securities and may engage in strategic transactions. More information about investment techniques is provided under "Additional information about policies and investments."

The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of shares to be higher or lower than when purchased.

Why invest in the Fund?

The Fund seeks to provide participation in the long-term growth of the economy through the potential investment returns offered by common stocks and securities convertible into common stocks. It maintains a diversified portfolio consisting primarily of common stocks, preferred stocks and convertible securities of companies with long-standing records of earnings growth. These companies, many of which are mainstays of the domestic U.S. economy, offer prospects for future growth of earnings and profits, and therefore may offer investors attractive long-term investment opportunities. This strategy, with an emphasis on income, may be more appropriate for the conservative portions of your equity portfolio.

---------------------------------------
 Investment experience
---------------------------------------

The Adviser is one of America's largest investment managers and has been involved in U.S. equity investing since its founding over 75 years ago. The Adviser manages more than $200 billion in assets globally.

---------------------------------------
 Additional information about
 policies and investments
---------------------------------------

Investment restrictions


Each Fund has certain investment restrictions which are designed to reduce a Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of a Fund's Board of Trustees or Directors.


As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although each Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness, or through repurchase agreements. Each Fund, except Scudder Growth and Income Fund, has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.


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16

The five Funds may invest to a limited extent in the investments described below. Please refer to each Fund's "Investment objective(s) and policies" section above for additional information.

Common stocks

Under normal circumstances, each Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, each such Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities

Each Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality as determined by the Adviser.

Convertible securities

Convertible securities in which each Fund may invest include bonds, notes, debentures, preferred stocks and other securities convertible into common stocks. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. In addition, convertible securities in which Scudder Large Company Growth Fund and Scudder Growth and Income Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Repurchase agreements

As a means of earning income for periods as short as overnight, all Funds may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Please see "Risk factors--Repurchase agreements" for more information.

Foreign securities

In addition to investments in companies domiciled in the U.S., each of the Funds may invest a portion of its assets in listed and unlisted foreign securities of the same type as the domestic securities in which it is permitted to invest. Each Fund may invest outside of the U.S. when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objectives of the Fund. Scudder Growth and Income Fund may enter into forward foreign currency exchange contracts in connection with the purchase and sale of securities denominated in a foreign currency.

Illiquid securities

Each Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that a Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by a Fund, however, may be considered liquid despite resale restrictions.

Real estate investment trusts

Scudder Growth and Income Fund may purchase real estate investment trusts, which pool investors' funds for investment primarily in


                                                                              --
income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Securities lending

Scudder Growth and Income Fund may lend portfolio securities to registered broker/dealers as a means of increasing its income. These loans may not exceed 30% of the Fund's total assets taken at market value. Loans of portfolio securities will be secured continuously by collateral consisting of U.S. Government securities or fixed-income obligations that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

Strategic Transactions and derivatives

Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Funds' portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic


--
18

Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Funds. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

Each Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that each Fund may use from time to time. A complete description of these and other risk factors can be found in each Fund's Statement of Additional Information. Other Funds may invest to a limited extent in the investments described below, please refer to each Fund's "Investment objective(s) and policies" section above for additional information.

Foreign securities. Each Fund may invest in foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments and the difficulty of enforcing obligations in other countries; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for each Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. Each Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Each Fund invests in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of each Fund's assets denominated in those currencies.

Some foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce the Fund's foreign currency risk through hedging. Any devaluations in the currencies in which each Fund's portfolio securities are denominated may have a detrimental impact on each Fund's net asset value.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of a security may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase commitment transactions may not provide a


                                                                              --

Fund with collateral marked-to-market during the term of the commitment.

Illiquid securities. The absence of a trading market can make if difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock. Convertible securities purchased by the Scudder Large Company Growth Fund must be rated investment-grade, or if unrated, judged of equivalent quality by the Adviser. Investment-grade convertible securities are rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P. Moody's considers securities it rates Baa to have speculative elements as well as investment-grade characteristics.

Borrowing. Although the principal of each Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Debt securities. High quality bonds (rated AAA or AA by S&P or Aaa or Aa by Moody's) characteristically have strong capacity to pay interest and repay principal. Medium-grade bonds (rated A or BBB by S&P or A or Baa by Moody's) are defined as having adequate capacity to pay interest and repay principal. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher quality securities. They are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so.

Debt securities rated below BBB by S&P or below Baa by Moody's (commonly referred to as "junk bonds") are considered to be below investment grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These types of high yield/high risk debt obligations are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. The market price of such lower rated debt securities may decline significantly in periods of general economic difficulty. The trading market for these securities is generally less liquid than for higher rated securities making it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value, and a Fund may have difficulty disposing of these securities at the time it wishes to do so. Securities rated D by S&P, or of equivalent quality if unrated, may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Scudder Large Company Value Fund will invest no more than 10% of its assets in debt securities rated B or below. The Fund may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase.

Scudder Value Fund may invest no more than 10% of its assets in debt securities which are rated B or below. The Fund may invest no


--
20
more than 5% of its net assets in securities which are rated C by Moody's or D by S&P.

Scudder Large Company Value Fund and Scudder Value Fund may each invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser and may invest in securities rated C by Moody's or D by S&P.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

Real estate investment trusts. Scudder Growth and Income Fund may invest in real estate investment trusts. Investment in REITs may subject Scudder Growth and Income Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Securities lending. From time to time the Scudder Growth and Income Fund may lend its portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Strategic Transactions and derivatives. Each Fund may invest in strategic transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.

The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses


                                                                              --
resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in each Fund's respective Statement of Additional Information.


---------------------------------------
 Distribution and performance
 information
---------------------------------------

Dividends and capital gains distributions

Scudder Classic Growth Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary.


Scudder Large Company Value Fund, Scudder Value Fund and Scudder Large Company Growth Fund each intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of federal excise tax. Each Fund may make an additional distribution, if necessary.

Scudder Growth and Income Fund intends to distribute any dividends from its net investment income quarterly in March, June, September and December. Scudder Growth and Income Fund intends to distribute any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

For all Funds, any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested in the shareholder's account.

For all Funds, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individal shareholders at a maximum 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

"Total return" is the change in value of an investment in a Fund for a specified period.

"Average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.)

"Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods.

All types of total return calculations assume that all dividends and capital gains distributions


--
22
during the period were reinvested in shares of a Fund.

Performance for any of the Funds will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.

---------------------------------------
 Fund organization
---------------------------------------

Each Fund is a series of a Trust which is an open-end management investment company registered under the 1940 Act.

The activities of the Funds are supervised by their respective Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trusts are not required to and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the five Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission regarding another Fund. The Trustees of each Trust have considered this and approved the use of a combined prospectus.

Scudder Equity Trust, formerly known as Scudder Capital Growth Fund, was organized as a Delaware corporation in May 1966. The Trust reorganized as a Massachusetts business trust in October 1985. Scudder Large Company Value Fund, formerly known as Scudder Capital Growth Fund, changed its name on February 1, 1997.

Scudder Investment Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984 and on December 31, 1984 assumed the business of its predecessor, which was organized as a Massachusetts corporation in May 1929. Scudder Large Company Growth Fund, formerly known as Scudder Quality Growth Fund changed its name on March 1, 1997.

Investment adviser

The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage each Fund's daily investment and business affairs subject to the policies established by the relevant Trust's Board of Trustees. The Trustees have overall responsibility for the management of their respective funds under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The management fees for Scudder Large Company Value Fund and Scudder Growth and Income Fund are graduated so that increases in a Fund's net assets may result in a lower fee and decreases in a Fund's assets may result in a higher fee.

For the fiscal year ended September 30, 1997, the Adviser received investment management fees of 0.64% and 0.66% of each Fund's average daily net assets for Scudder Large Company Value Fund and Scudder Value Fund, respectively. The Adviser agreed to maintain the annualized expenses of Scudder Value Fund at no more than 1.25% of the average daily net assets of the Fund until July 31, 1997. For the fiscal year ended December 31, 1996, the Adviser received investment management fees of 0.49% of the


                                                                              --

Fund's average daily net assets for Scudder Growth and Income Fund.

Scudder Classic Growth Fund, Scudder Value Fund and Scudder Large Company Growth Fund each pays the Adviser an annual fee of 0.70% of each Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of Scudder Classic Growth Fund at no more than 1.25% of the average daily net assets of the Fund until April 15, 1998. For the fiscal period ended August 31, 1997, the Adviser took action to reduce the Fund's total expenses and as a result did not receive an investment management fee.

As of May 1, 1997, Scudder Growth and Income Fund pays the Adviser an annual fee of 0.60% of the first $500 million of average daily net assets, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion, 0.405% of such assets in excess of $4.5 billion and 0.3875% of such assets in excess of $6 billion.

The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. maintains offices at Two International Place, Boston, Massachusetts and 345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for each Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is each Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of each Fund.

Custodian

State Street Bank and Trust Company is the custodian for each Fund.

---------------------------------------
 Transaction information
---------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the


--
24
transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested,

-- the account number of the fund, and

-- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by each Fund's Board of Trustees. Your new account will have the same registration and address as your existing account. The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders for all Funds may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


                                                                              --

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to a Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for


--
26
acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading for all Funds. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of a Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by each Board of Trustees.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent.

Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day. Those requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

The Funds will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires these Funds to withhold 31% of taxable dividends, capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds reserve the right to reject new account applications without a correct certified Social Security or tax identification number. The Funds also reserve the right, following 30 days' notice to shareholders, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by a Fund's Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account


                                                                              --
balance for fiduciary accounts such as IRAs is $1,000 per fund account, while the subsequent minimum investment is $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in a Fund without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to a Fund. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. A Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in each Fund's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing each Fund's net asset value (a redemption-in-kind).

If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

---------------------------------------
 Shareholder benefits
---------------------------------------

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each of the Funds is managed by a team of Scudder Kemper investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. Scudder Kemper believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Scudder Classic Growth Fund. Lead Portfolio Manager William F. Gadsden focuses on overall investment strategy and has 15 years of


--
28
investment industry experience and joined the Adviser in 1983. Bruce F. Beaty, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. He has 16 years of investment industry experience and joined the Adviser in 1991.

Scudder Large Company Value Fund. Lead Portfolio Manager Kathleen T. Millard assumed responsibility for the Fund's day-to-day management in 1995. Ms. Millard, who joined the Adviser in 1991, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Lois R. Friedman Roman, Portfolio Manager, joined the Fund in 1995 and the Adviser in 1994 and has ten years of experience as an equity analyst.

Scudder Value Fund. Lead Portfolio Manager Donald E. Hall has had responsibility for the Fund's day-to-day management since its inception in 1992. Mr. Hall, who has 15 years of experience in the value style of investing, joined the Adviser in 1982. William J. Wallace, Portfolio Manager, has been a member of the Fund's team since 1992 and has 17 years of investment experience.

Scudder Large Company Growth Fund. Lead Portfolio Manager Valerie F. Malter joined the Adviser in 1995 and is responsible for the Fund's investment strategy and daily operation. Ms. Malter has 11 years of experience as an analyst covering a wide range of industries, and four years of portfolio management experience focusing on the stocks of companies with large-sized market capitalizations. Portfolio Manager George Fraise joined the Adviser and the Fund in 1997 and has ten years industry experience as an international research analyst. He is responsible for co-managing the Fund with Ms. Malter.

Scudder Growth and Income Fund. Lead Portfolio Manager, Robert T. Hoffman leads a team of investment professionals responsible for the management of the Fund and other portfolios managed in a similar fashion. Mr. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Mr. Hoffman, who joined the Adviser in 1990 as a portfolio manager, has 13 years of experience in the investment industry, including several years of pension fund management experience.

Lori Ensinger, Portfolio Manager joined the portfolio management team in 1993, and the Fund in 1996. Ms. Ensinger focuses on stock selection and investment strategy. She has worked as a portfolio manager since 1983, and joined the Adviser in 1993.

Deborah Chaplin, Portfolio Manager, has focused on stock selection and investment strategy since joining the portfolio management team in 1997. Ms. Chaplin, who joined the Adviser in 1996 has over four years of investment experience as a securities analyst and portfolio manager. Prior to joining the Adviser, Ms. Chaplin was a research fellow in the Faculty of Letters at Kyoto University, Japan.

Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike, who has 18 years of investment experience, joined the Adviser in 1983 as a portfolio manager, and the Fund in 1986.

Kathleen T. Millard, Portfolio Manager, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Ms. Millard, who joined the portfolio management team and the Adviser in 1991, focuses on strategy and stock selection.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other


                                                                              --
conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
30

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on a regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax             -   the name of the Fund and the account number you are exchanging from;
                                       -   your name(s) and address as they appear on your account;
                                       -   the dollar amount or number of shares you wish to exchange;
                                       -   the name of the Fund you are exchanging into;
                                       -   your signature(s) as it appears on your account; and
                                       -   a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds             1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA 02184
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                       - the name of the Fund and account number you are redeeming from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------


--
32

---------------------------------------
 Scudder tax-advantaged
 retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


                                                                              --

--------------------------------------------------------------------------------
 Investment products and services
--------------------------------------------------------------------------------

The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value

   Scudder Large Company Value Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth

   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide

   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional

   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series

   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **++++
  (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. + A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. * A class of shares of the Fund. ** Not available in all states. ++++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. # These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


--
34

--------------------------------------------------------------------------------
 How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                            Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

             Boca Raton  Chicago     San Francisco
             Boston      New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --
                                                                              35